As filed with the Securities and Exchange Commission on August 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end: September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedules of Investments.

Shenkman Floating Rate High Income Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 83.92% (j)

AEROSPACE & DEFENSE - 1.00%
Abacus Innovations Corp. 3.875% (1 Month LIBOR USD + 1.75%), 08/16/2023 (b)	$749,803	$753,552
Guidehouse, LLP 5.232% (1 Month LIBOR USD + 3.25%), 03/14/2025 (b)	395,000	396,481
TransDigm, Inc.
4.594% (1 Month LIBOR USD + 2.50%), 06/09/2023 (b)	480,128	477,907
4.594% (1 Month LIBOR USD + 2.50%), 08/22/2024 (b)	781,207	776,653
4.594% (1 Month LIBOR USD + 2.50%), 05/14/2025 (b)	650,926	646,809
		3,051,402
AUTOMOTIVE - 2.26%
American Axle & Manufacturing, Inc. 4.35% (1 Month LIBOR USD + 2.25%), 04/08/2024 (b)	892,967	890,735
Belron Finance U.S., LLC 4.863% (3 Month LIBOR USD + 2.50%), 11/07/2024 (b)	616,900	616,900
Camping World 4.775% (1 Month LIBOR USD + 2.75%), 11/08/2023 (b)	1,658,671	1,642,291
CH Hold Corp. 5.094% (1 Month LIBOR USD + 3.00%), 02/01/2024 (b)	515,407	515,891
Federal-Mogul Corp. 5.825% (1 Month LIBOR USD + 3.75%), 04/15/2021 (b)	455,889	457,355
KAR Auction Services, Inc. 4.625% (1 Month LIBOR USD + 2.50%), 03/09/2023 (b)	500,500	499,094
Mavis Tire Express Services Corp.
5.203% (1 Month LIBOR USD + 3.25%), 02/20/2025 (b)	385,089	382,682
5.203% (1 Month LIBOR USD + 3.25%), 03/20/2025 (b)(g)	61,791	61,405
Navistar, Inc. 5.53% (1 Month LIBOR USD + 3.50%), 11/29/2024 (b)	1,259,678	1,262,047
Wabash National Corp. 4.34% (1 Month LIBOR USD + 2.25%), 03/18/2022 (b)	581,183	582,636
		6,911,036
BEVERAGE & FOOD - 1.56%
Dole Food Co., Inc. 4.822% (Prime - 3 Month LIBOR USD + 2.75%), 04/08/2024 (b)	780,000	777,426
H-Food Holdings, LLC 5.091% (1 Month LIBOR USD + 3.00%), 05/17/2025 (b)	910,000	902,833
KFC Holding Co. 3.835% (1 Month LIBOR USD + 1.75%), 04/03/2025 (b)	621,331	616,090
Post Holdings, Inc. 4.10% (1 Month LIBOR USD + 2.00%), 05/24/2024 (b)	792,000	788,420
Sunshine Investments, B.V. 5.593% (3 Month LIBOR USD + 3.25%), 03/31/2025 (b)	630,000	630,788
Tacala Investment Corp. 5.232% (1 Month LIBOR USD + 3.25%), 01/31/2025 (b)	608,475	607,106
US Foods, Inc. 4.094% (1 Month LIBOR USD + 2.00%), 06/27/2023 (b)	467,856	467,882
		4,790,545
BUILDING MATERIALS - 2.25%
Beacon Roofing Supply, Inc. 4.284% (Prime - 1 Month LIBOR USD + 2.247%), 10/11/2024 (b)	618,450	615,809
CPG International, Inc. 6.251% (6 Month LIBOR USD + 3.75%), 05/03/2024 (b)	1,539,108	1,541,032
Henry Company, LLC 6.094% (1 Month LIBOR USD + 4.00%), 10/05/2023 (b)	790,985	794,940
Pisces Midco, Inc. 6.089% (3 Month LIBOR USD + 3.75%), 04/12/2025 (b)	735,000	734,313
Quikrete Holdings, Inc. 4.844% (1 Month LIBOR USD + 2.75%), 11/15/2023 (b)	1,370,915	1,366,912
SRS Distribution, Inc. 5.580% (3 Month LIBOR USD + 3.25%), 06/30/2025 (b)	675,000	666,002
Summit Materials, LLC 4.094% (1 Month LIBOR USD + 2.00%), 11/11/2024 (b)	557,200	555,983
VC GB Holdings, Inc. 5.094% (1 Month LIBOR USD + 3.00%), 02/28/2024 (b)	625,525	625,525
		6,900,516
CHEMICALS - 3.16%
Allnex USA, Inc.
5.569% (3 Month LIBOR USD + 3.25%), 09/13/2023 (b)	691,419	690,122
5.569% (3 Month LIBOR USD + 3.25%), 09/13/2023 (b)	520,930	519,953
Alpha 3 B.V. 5.334% (3 Month LIBOR USD + 3.00%), 01/31/2024 (b)	433,904	432,639
ColourOz MidCo
5.359% (3 Month LIBOR USD + 3.00%), 09/07/2021 (b)	887,220	820,678
5.359% (3 Month LIBOR USD + 3.00%), 09/07/2021 (b)	146,668	135,668
Consolidated Energy Finance S.A. 4.525% (1 Month LIBOR USD + 2.50%), 05/02/2025 (b)	910,000	905,451
H.B. Fuller Co. 4.084% (1 Month LIBOR USD + 2.00%), 10/21/2024 (b)	711,377	706,820
MacDermid, Inc.
4.594% (1 Month LIBOR USD + 2.50%), 06/08/2020 (b)	27,807	27,821
5.094% (1 Month LIBOR USD + 3.00%), 06/07/2023 (b)	550,330	551,763
Nexeo Solutions, LLC 5.584% (3 Month LIBOR USD + 3.25%), 12/31/2024 (b)	882,118	884,324
Orion Engineered Carbons GmbH 4.334% (3 Month LIBOR USD + 2.00%), 07/25/2024 (b)	667,372	664,869
PMHC II, Inc. 5.899% (3 - 6 Month LIBOR USD + 3.50%), 03/31/2025 (b)	478,800	479,399
Road Infrastructure Investment, LLC 5.594% (1 Month LIBOR USD + 3.50%), 06/13/2023 (b)	799,066	801,731
Solenis International, LP
6.179% (3 Month LIBOR USD + 4.00%), 01/01/2024 (b)(h)	500,000	499,593
10.679% (3 Month LIBOR USD + 8.50%), 06/18/2024 (b)	215,000	212,581
Tronox, Ltd.
5.094% (1 Month LIBOR USD + 3.00%), 09/13/2024 (b)	279,757	280,142
5.094% (1 Month LIBOR USD + 3.00%), 09/14/2024 (b)	645,593	646,480
Univar USA, Inc. 4.594% (1 Month LIBOR USD + 2.50%), 07/01/2024 (b)	429,967	429,466
		9,689,500

CONSUMER PRODUCTS - 1.63%
Alphabet Holding Co., Inc.
5.594% (1 Month LIBOR USD + 3.50%), 08/15/2024 (b)	1,558,225	1,455,382
9.844% (1 Month LIBOR USD + 7.75%), 09/15/2025 (b)	455,000	373,669
Energizer Holdings, Inc. 4.576%, 06/20/2025 (b)(d)(h)	780,000	780,975
Kronos Acquisition Holdings, Inc. 6.094% (1 Month LIBOR USD + 4.00%), 08/26/2022 (b)(h)	1,804,853	1,797,182
SIWF Holdings, Inc. 6.323% (1 Month LIBOR USD + 4.25%), 05/04/2025 (b)	580,000	583,625
		4,990,833
ENVIRONMENTAL - 1.43%
Advanced Disposal Services, Inc. 4.231% (1 Week LIBOR USD + 2.25%), 11/10/2023 (b)	905,667	904,987
Granite Acquisition, Inc.
5.808% (3 Month LIBOR USD + 3.50%), 12/17/2021 (b)	1,178,445	1,185,515
5.834% (3 Month LIBOR USD + 3.50%), 12/17/2021 (b)	313,271	315,151
9.584% (3 Month LIBOR USD + 7.25%), 12/19/2022 (b)	510,247	512,798
Strategic Materials Holding Corp. 6.109% (3 Month LIBOR USD + 3.75%), 11/30/2024 (b)	945,250	923,982
Wrangler Buyer Corp. 4.844% (1 Month LIBOR USD + 2.75%), 09/27/2024 (b)	542,275	541,868
		4,384,301
FINANCE - INSURANCE - 1.78%
Acrisure, LLC
6.609% (3 Month LIBOR USD + 4.25%), 11/22/2023 (b)	1,862,650	1,861,494
6.086% (3 Month LIBOR USD + 3.75%), 11/22/2023 (b)(h)	250,000	248,438
AssuredPartners, Inc. 5.344% (1 Month LIBOR USD + 3.25%), 10/22/2024 (b)	1,221,220	1,217,410
HUB International, Ltd. 5.36% (3 Month LIBOR USD + 3.00%), 04/18/2025 (b)	735,000	731,406
National Financial Partners Corp. 5.094% (1 Month LIBOR USD + 3.00%), 01/08/2024 (b)	638,275	634,819
USI, Inc. 5.334% (3 Month LIBOR USD + 3.00%), 05/16/2024 (b)	769,577	766,018
		5,459,585
FINANCE - SERVICES - 3.12%
AlixPartners, LLP 4.844% (1 Month LIBOR USD + 2.75%), 04/04/2024 (b)	1,368,688	1,369,372
Aretec Group, Inc.
6.230% (1 Month LIBOR USD + 4.25%), 11/23/2020 (b)	547,396	550,475
2.00% (1 Month LIBOR USD + 0.0197%), 05/21/2021 (b)	1,098,112	1,102,230
Duff & Phelps Corp. 5.584% (3 Month LIBOR USD + 3.25%), 02/13/2025 (b)	1,730,663	1,725,972
Edelman Financial Center, LLC 5.55%, 06/26/2025 (b)(d)(h)	224,000	224,001
EVO Payments International, LLC 5.36% (1 Month LIBOR USD + 3.25%), 12/22/2023 (b)	1,558,135	1,555,705
FinCo I, LLC 4.094% (1 Month LIBOR USD + 2.00%), 12/27/2022 (b)	615,962	614,422
Focus Financial Partners, LLC 4.844% (1 Month LIBOR USD + 2.75%), 07/03/2024 (b)	481,363	482,366
Freedom Mortgage Corp. 6.841% (1 Month LIBOR USD + 4.75%), 02/23/2022 (b)	444,312	446,811
NAB Holdings, LLC 5.334% (3 Month LIBOR USD + 3.00%), 01/15/2025 (b)	496,256	494,398
Ocwen Loan Servicing, LLC 7.085% (1 Month LIBOR USD + 5.00%), 12/07/2020 (b)	476,170	476,765
VFH Parent, LLC 5.558% (3 Month LIBOR USD + 3.25%), 12/30/2021 (b)	512,204	516,686
		9,559,203
FOOD & DRUG RETAILERS - 1.23%
Albertson's, LLC
4.844% (1 Month LIBOR USD + 2.75%), 08/25/2021 (b)	761,689	755,458
5.337% (3 Month LIBOR USD + 3.00%), 12/21/2022 (b)	449,679	446,241
BJ's Wholesale Club, Inc.
5.53% (1 Month LIBOR USD + 3.50%), 02/02/2024 (b)	1,909,534	1,911,444
9.53% (1 Month LIBOR USD + 7.50%), 02/03/2025 (b)	647,240	655,194
		3,768,337
GAMING - 4.00%
Aristocrat International Pty, Ltd. 4.105% (2 Month LIBOR USD + 1.75%), 10/19/2024 (b)	454,933	452,659
Caesars Resort Collection, LLC 4.844% (1 Month LIBOR USD + 2.75%), 12/23/2024 (b)	776,100	774,885
Golden Entertainment, Inc. 5.10% (1 Month LIBOR USD + 3.00%), 12/31/2024 (b)	1,228,825	1,228,064
Greektown Holdings, LLC 5.094% (1 Month LIBOR USD + 3.00%), 04/25/2024 (b)	861,300	859,866
GVC Holdings PLC 4.602% (1 Month LIBOR USD + 2.50%), 04/30/2024 (b)	478,800	478,503
MGM Growth Properties Operating Partnership, LP 4.094% (1 Month LIBOR USD + 2.00%), 04/25/2023 (b)	616,420	614,299
Penn National Gaming, Inc. 4.594% (1 Month LIBOR USD + 2.50%), 01/19/2024 (b)	583,538	586,090
Scientific Games International, Inc. 4.906% (1 - 2 Month LIBOR USD + 2.75%), 08/14/2024 (b)	1,169,132	1,162,924
Stars Group Holdings B.V.
5.094% (1 Month LIBOR USD + 3.00%), 03/28/2025 (b)	3,315,672	3,316,087
5.831% (1 Month LIBOR USD + 3.50%), 07/31/2025 (b)(h)	2,250,000	2,238,750
Station Casinos, LLC 4.60% (1 Month LIBOR USD + 2.50%), 06/08/2023 (b)	557,311	556,266
		12,268,393
GENERAL INDUSTRIAL MANUFACTURING - 3.65%
Columbus McKinnon Corp. of NY 4.802% (3 Month LIBOR USD + 2.50%), 01/31/2024 (b)	533,822	531,153
Core & Main, LP 5.253% (3 - 6 Month LIBOR USD + 3.00%), 08/01/2024 (b)	606,950	607,708
EWT Holdings III Corp. 5.094% (1 Month LIBOR USD + 3.00%), 12/14/2024 (b)(h)	1,489,237	1,492,029
Filtration Group Corp. 5.302% (1 Month LIBOR USD + 3.00%), 03/31/2025 (b)	1,405,100	1,407,032
Helix Acquisition Holdings, Inc. 5.834% (3 Month LIBOR USD + 3.50%), 09/30/2024 (b)	939,269	939,269
Milacron, LLC 4.594% (1 Month LIBOR USD + 2.50%), 09/28/2023 (b)	580,544	577,642
MTS Systems Corp. 5.34% (1 Month LIBOR USD + 3.25%), 07/05/2023 (b)	780,865	782,817
North American Lifting Holdings, Inc. 6.834% (3 Month LIBOR USD + 4.50%), 11/27/2020 (b)	824,273	791,817
Penn Engineering & Manufacturing Corp. 4.844% (1 Month LIBOR USD + 2.75%), 06/13/2024 (b)	881,100	882,201
Pike Corp. 5.60% (1 Month LIBOR USD + 3.50%), 03/12/2025 (b)	382,909	384,625

Unifrax Corp. 5.834% (3 Month LIBOR USD + 3.50%), 04/04/2024 (b)	900,917	906,548
Utility One Source 7.594% (1 Month LIBOR USD + 5.50%), 04/18/2023 (b)	396,025	406,420
Vertiv Group Corp. 6.001% (1 Month LIBOR USD + 4.00%), 11/30/2023 (b)	1,491,846	1,484,387
		11,193,648
HEALTHCARE - 9.08%
Acadia Healthcare Co., Inc. 4.594% (1 Month LIBOR USD + 2.50%), 02/11/2022 (b)	906,241	910,124
AHP Health Partners, Inc. 6.602% (1 Month LIBOR USD + 4.50%), 06/16/2025 (b)(h)	530,000	528,564
Air Medical Group Holdings, Inc.
5.280% (1 Month LIBOR USD + 3.25%), 04/28/2022 (b)	1,063,953	1,036,024
6.335% (1 Month LIBOR USD + 4.25%), 10/02/2024 (b)	383,075	378,526
Albany Molecular Research, Inc. 5.344% (1 Month LIBOR USD + 3.25%), 08/28/2024 (b)	758,827	758,068
Amneal Pharmaceuticals, LLC 5.625% (2 Month LIBOR USD + 3.50%), 05/05/2025 (b)	854,802	854,537
Change Healthcare Holdings, LLC 4.844% (1 Month LIBOR USD + 2.75%), 03/01/2024 (b)	755,438	753,783
CHG Healthcare Services, Inc. 5.359% (3 Month LIBOR USD + 3.00%), 06/07/2023 (b)(h)	545,000	546,447
Dentalcorp Perfect Smile ULC 5.763% (1 Month LIBOR USD + 3.75%), 06/06/2025 (b)	460,000	461,727
Endo International PLC 6.375% (1 Month LIBOR USD + 4.25%), 04/30/2024 (b)	1,275,732	1,275,733
Envision Healthcare Corp. 5.10% (1 Month LIBOR USD + 3.00%), 12/01/2023 (b)	398,808	398,975
Exam Works Group, Inc. 5.344% (1 Month LIBOR USD + 3.25%), 07/27/2023 (b)	841,909	843,837
Gentiva Health Services, Inc.
6.125% (3 Month LIBOR USD + 3.75%), 09/30/2025 (b)(h)	412,308	410,246
6.05% (LIBOR USD + 3.75%), 09/30/2026 (b)(d)(h)	257,692	256,404
Greatbatch, Ltd. 5.30% (1 Month LIBOR USD + 3.25%), 10/27/2022 (b)	735,285	738,042
Greenway Health, LLC 6.08% (3 Month LIBOR USD + 3.75%), 02/16/2024 (b)	643,500	643,905
Grifols Worldwide Operations USA, Inc. 4.238% (1 Week LIBOR USD + 2.25%), 01/31/2025 (b)	934,116	935,479
HC Group Holdings III, Inc. (Walgreens) 5.844% (1 Month LIBOR USD + 3.75%), 04/07/2022 (b)	1,147,403	1,151,705
HCA, Inc.
3.844% (1 Month LIBOR USD + 1.75%), 03/17/2023 (b)	445,157	446,145
4.094% (1 Month LIBOR USD + 2.00%), 03/13/2025 (b)	324,188	325,586
Heartland Dental, LLC
6.062% (LIBOR USD + 3.75%), 04/18/2025 (b)(d)(g)	109,565	109,086
5.730% (1 Month LIBOR USD + 3.75%), 05/21/2025 (b)	730,435	727,239
Jaguar Holding Co. II 4.594% (1 Month LIBOR USD + 2.50%), 08/18/2022 (b)	983,388	979,764
Mallinckrodt International Finance S.A. 5.203% (6 Month LIBOR USD + 2.75%), 09/24/2024 (b)	606,975	596,067
Micro Holding Corp. 5.835% (1 Month LIBOR USD + 3.75%), 12/31/2024 (b)	927,988	928,957
MPH Acquisition Holdings, LLC 5.084% (3 Month LIBOR USD + 2.75%), 06/07/2023 (b)	1,246,774	1,241,614
Navicure, Inc. 5.844% (1 Month LIBOR USD + 3.75%), 10/23/2024 (b)	910,425	910,425
PAREXEL International Corp. 4.844% (1 Month LIBOR USD + 2.75%), 09/27/2024 (b)	570,688	568,311
Pearl Intermediate Parent, LLC
5.085% (3 Month LIBOR USD + 2.75%), 01/31/2025 (b)(g)	178,409	175,287
4.835% (1 Month LIBOR USD + 2.75%), 02/28/2025 (b)	606,591	595,976
PharMerica Corp. 5.546% (1 Month LIBOR USD + 3.50%), 09/26/2024 (b)	1,132,163	1,132,695
Press Ganey Holdings, Inc. 4.844% (1 Month LIBOR USD + 2.75%), 10/23/2023 (b)	1,024,977	1,024,818
RPI Finance Trust 4.334% (3 Month LIBOR USD + 2.00%), 03/27/2023 (b)	906,612	907,519
Sotera Health Holdings, LLC 5.334% (3 Month LIBOR USD + 3.00%), 05/15/2022 (b)	697,617	696,745
Sound Inpatient Physicians, Inc. 5.102% (1 Month LIBOR USD + 3.00%), 07/31/2025 (b)(h)	445,000	446,115
Syneos Health, Inc. 4.094% (1 Month LIBOR USD + 2.00%), 08/01/2024 (b)	737,063	734,413
Team Health, Inc. 4.844% (1 Month LIBOR USD + 2.75%), 02/06/2024 (b)	934,667	900,785
Valeant Pharmaceuticals International, Inc. 4.982% (1 Month LIBOR USD + 3.00%), 06/02/2025 (b)	900,881	899,007
VCVH Holding Corp. 7.34% (3 Month LIBOR USD + 5.00%), 06/01/2023 (b)	598,064	601,802
		27,830,482
HOTELS - 0.67%
Belmond Interfin, Ltd. 4.844% (1 Month LIBOR USD + 2.75%), 07/03/2024 (b)	707,850	709,620
ESH Hospitality, Inc. 4.094% (1 Month LIBOR USD + 2.00%), 08/30/2023 (b)	838,336	834,564
Four Seasons Hotels Ltd. 4.094% (1 Month LIBOR USD + 2.00%), 06/27/2020 (b)	512,399	509,678
		2,053,862
LEISURE & ENTERTAINMENT - 2.52%
CDS U.S. Intermediate Holdings, Inc. 5.844% (1 Month LIBOR USD + 3.75%), 07/08/2022 (b)	1,042,323	1,035,809
Crown Finance U.S., Inc. 4.594% (1 Month LIBOR USD + 2.50%), 02/07/2025 (b)	912,713	907,419
Delta 2 Lux S.A.R.L. 4.594% (1 Month LIBOR USD + 2.50%), 02/01/2024 (b)	1,214,495	1,200,643
Intrawest Resorts Holdings, Inc. 4.98% (1 Month LIBOR USD + 3.00%), 09/30/2024 (b)	1,835,775	1,836,931
NAI Entertainment Holdings, LLC 4.60% (1 Month LIBOR USD + 2.50%), 04/24/2025 (b)	785,000	782,056
Seaworld Parks & Entertainment, Inc. 5.094% (1 Month LIBOR USD + 3.00%), 04/01/2024 (b)	1,188,980	1,182,292
UFC Holdings, LLC 5.35% (1 Month LIBOR USD + 3.25%), 08/18/2023 (b)	768,300	769,837
		7,714,987
MEDIA - BROADCAST - 2.92%
Beasley Mezzanine Holdings, LLC 6.085% (1 Month LIBOR USD + 4.00%), 11/01/2023 (b)	640,444	646,849
CBS Radio, Inc. 4.838% (1 Month LIBOR USD + 2.75%), 10/17/2023 (b)	941,684	930,853
Cumulus Media Holdings, Inc.
5.00% (Prime + 0.00%), 12/23/2020 (b)	216,535	188,169
6.60% (1 Month LIBOR USD + 4.50%), 05/13/2022 (b)	656,757	652,981
Gray Television, Inc. 4.25% (1 Month LIBOR USD + 2.25%), 02/07/2024 (b)	640,250	638,970
Hubbard Radio, LLC 5.10% (1 Month LIBOR USD + 3.00%), 05/27/2022 (b)	409,002	410,024
ION Media Networks, Inc. 4.85% (1 Month LIBOR USD + 2.75%), 12/18/2020 (b)	535,436	535,270
Mission Broadcasting, Inc. 4.482% (1 Month LIBOR USD + 2.50%), 01/17/2024 (b)	97,694	97,790

Nexstar Broadcasting, Inc. 4.482% (1 Month LIBOR USD + 2.50%), 01/17/2024 (b)	752,245	752,990
Quincy Newspapers, Inc. 5.014% (Prime - 1 Month LIBOR USD + 2.988%), 11/02/2022 (b)	713,538	715,618
Sinclair Television Group, Inc. 3.981% (LIBOR USD + 2.50%), 12/12/2024 (b)(d)(h)	500,000	499,065
Tribune Media Co.
5.094% (1 Month LIBOR USD + 3.00%), 12/27/2020 (b)	90,407	90,633
5.094% (1 Month LIBOR USD + 3.00%), 01/26/2024 (b)	1,126,806	1,127,509
Univision Communications, Inc. 4.844% (1 Month LIBOR USD + 2.75%), 03/15/2024 (b)	1,707,048	1,652,286
		8,939,007
MEDIA - CABLE - 2.82%
Atlantic Broadband Finance, LLC 4.469% (1 Month LIBOR USD + 2.375%), 08/09/2024 (b)	560,000	557,390
Cable ONE, Inc. 4.09% (3 Month LIBOR USD + 1.75%), 05/01/2024 (b)	465,300	467,045
Hargray Communications 5.094% (1 Month LIBOR USD + 3.00%), 05/16/2024 (b)	806,850	805,841
Lions Gate Capital Holdings, LLC 4.341% (1 Month LIBOR USD + 2.25%), 03/24/2025 (b)	560,559	559,626
Mediacom Illinois, LLC 3.74% (1 Week LIBOR USD + 1.75%), 02/15/2024 (b)	673,213	672,651
RCN Corp. 5.094% (1 Month LIBOR USD + 3.00%), 02/01/2024 (b)	921,558	909,389
Telenet Financing USD, LLC 4.323% (1 Month LIBOR USD + 2.25%), 08/17/2026 (b)	825,000	818,552
Unitymedia Finance, LLC 4.323% (1 Month LIBOR USD + 2.25%), 09/30/2025 (b)	360,000	357,948
UPC Financing Partnership 4.573% (1 Month LIBOR USD + 2.50%), 01/31/2026 (b)	615,000	608,893
Virgin Media Bristol, LLC 4.573% (1 Month LIBOR USD + 2.50%), 01/15/2026 (b)	775,000	770,400
WideOpenWest Finance, LLC / WideOpenWest Capital Corp. 5.335% (1 Month LIBOR USD + 3.25%), 08/18/2023 (b)	1,547,048	1,481,299
Ziggo B.V. 4.573% (1 Month LIBOR USD + 2.50%), 04/15/2025 (b)	620,000	614,157
		8,623,191
MEDIA DIVERSIFIED & SERVICES - 3.12%
Ancestry.com Operations, Inc. 5.35% (1 Month LIBOR USD + 3.25%), 10/19/2023 (b)	1,780,716	1,781,606
Catalina Marketing Corp. 5.594% (1 Month LIBOR USD + 3.50%), 04/09/2021 (b)	1,015,648	642,397
Creative Artists Agency, LLC 5.073% (1 Month LIBOR USD + 3.00%), 02/15/2024 (b)	928,125	929,429
Hoya Midco, LLC 5.594% (1 Month LIBOR USD + 3.50%), 06/27/2024 (b)	772,200	767,856
Learfield Communications, Inc. 5.35% (1 Month LIBOR USD + 3.25%), 12/01/2023 (b)	591,000	593,216
Meredith Corp. 5.094% (1 Month LIBOR USD + 3.00%), 01/31/2025 (b)	1,371,563	1,372,955
Quebecor Media, Inc. 4.593% (3 Month LIBOR USD + 2.25%), 08/17/2020 (b)	604,250	605,507
Vivid Seats, LLC 5.594% (1 Month LIBOR USD +3.50%), 06/30/2024 (b)(h)	220,000	218,625
William Morris Endeavor Entertainment, LLC 4.930% (2 Month LIBOR USD + 2.75%), 05/16/2025 (b)	1,973,731	1,960,784
WMG Acquisition Corp. 4.219% (1 Month LIBOR USD + 2.125%), 11/01/2023 (b)	703,000	698,870
		9,571,245
METALS & MINING EXCLUDING STEEL - 0.23%
Aleris International, Inc. 6.856% (1 Month LIBOR USD + 4.75%), 02/08/2023 (b)	580,000	575,830
Westmoreland Coal Co. 8.834% (3 Month LIBOR USD + 6.50%), 12/16/2020 (b)(f)(h)	534,189	130,342
		706,172
NON-FOOD & DRUG RETAILERS - 3.27%
ABG Intermediate Holdings 2, LLC
5.594% (1 Month LIBOR USD + 3.50%), 09/26/2024 (b)	2,546,181	2,542,464
5.802% (LIBOR USD + 3.50%), 09/27/2024 (b)(d)(g)	317,714	317,250
9.844% (1 Month LIBOR USD + 7.75%), 09/26/2025 (b)(h)	315,495	316,284
Ascena Retail Group, Inc. 6.625% (1 Month LIBOR USD + 4.50%), 08/22/2022 (b)	952,781	853,215
Bass Pro Group, LLC 7.094% (1 Month LIBOR USD + 5.00%), 12/15/2023 (b)	888,288	890,788
Harbor Freight Tools USA, Inc. 4.594% (1 Month LIBOR USD + 2.50%), 08/18/2023 (b)	602,123	600,118
Jo-Ann Stores, LLC 7.509% (6 Month LIBOR USD + 5.00%), 10/20/2023 (b)	691,411	687,667
LIFE TIME Fitness 5.057% (3 Month LIBOR USD + 2.75%), 06/10/2022 (b)	695,273	694,543
Michaels Stores, Inc. 4.584% (1 Month LIBOR USD + 2.50%), 01/30/2023 (b)	860,636	855,257
National Vision, Inc. 4.844% (1 Month LIBOR USD + 2.75%), 11/20/2024 (b)	650,331	650,194
Neiman Marcus Group, Inc. 5.263% (1 Month LIBOR USD + 3.25%), 10/23/2020 (b)	522,640	464,496
PetSmart, Inc. 5.01% (1 Month LIBOR USD + 3.00%), 03/10/2022 (b)	829,176	687,582
Sally Holdings, LLC / Sally Capital, Inc. 4.50%, 07/30/2024	485,000	460,144
		10,020,002
OIL & GAS - 1.41%
American Energy - Marcellus, LLC 9.869% (Prime + 7.50%), 08/04/2021 (b)(f)(l)	1,204,382	43,659
California Resources Corp. 6.838% (1 Month LIBOR USD + 4.75%), 11/14/2022 (b)	630,000	642,798
Covia Holdings Corp. 6.05% (3 Month LIBOR USD + 3.75%), 04/09/2025 (b)	900,000	901,269
Floatel International, Ltd. 7.302% (3 Month LIBOR USD + 5.00%), 06/29/2020 (b)	1,472,926	1,274,080
HGIM Corp. 8.50% (Prime + 3.50%), 06/18/2020 (b)(l)	1,499,649	644,849
Seadrill Partners, LLC 8.334% (3 Month LIBOR USD + 6.00%), 02/21/2021 (b)	439,034	394,582
U.S. Silica Co. 6.125% (1 Month LIBOR USD + 4.00%), 05/01/2025 (b)	418,950	419,474
		4,320,711
PACKAGING - 3.00%
BWAY Holding Co. 5.587% (3 Month LIBOR USD + 3.25%), 04/03/2024 (b)(h)	1,096,962	1,092,509
Engineered Machinery Holdings, Inc. 5.584% (3 Month LIBOR USD + 3.25%), 07/19/2024 (b)	293,525	292,609
Flex Acquisition Co., Inc. 5.751% (3 Month LIBOR USD + 3.25%), 06/20/2025 (b)(h)	1,080,000	1,079,547
Hoffmaster Group, Inc. 6.094% (1 Month LIBOR USD + 4.00%), 11/21/2023 (b)	738,750	741,986
Industrial Container Services
5.35% (1 Month LIBOR USD + 3.25%), 04/29/2024 (b)	1,072,959	1,072,288
5.245% (1 Month LIBOR USD + 3.25%), 04/29/2024 (b)(g)	128,767	128,686
KPEX Holdings, Inc.
4.945% (LIBOR USD + 3.25%), 01/31/2025 (b)(d)(g)	73,350	73,228
5.344% (1 Month LIBOR USD + 3.25%), 02/28/2025 (b)	739,796	738,564

Pro Mach Group, Inc. 5.025% (1 Month LIBOR USD + 3.00%), 03/07/2025 (b)	498,750	493,201
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu 4.844% (1 Month LIBOR USD + 2.75%), 02/05/2023 (b)	624,480	623,958
SIG Combibloc Holdings S.C.A. 4.844% (1 Month LIBOR USD + 2.75%), 03/13/2022 (b)	959,668	961,271
Titan Acquisition, Ltd. of Canada 5.094% (1 Month LIBOR USD + 3.00%), 03/28/2025 (b)	493,763	487,099
TricorBraun, Inc.
6.084% (3 Month LIBOR USD + 3.75%), 11/29/2023 (b)	693,977	694,557
6.08% (3 Month LIBOR USD + 3.75%), 11/30/2023 (b)	69,926	69,985
Trident TPI Holdings, Inc. 5.230% (1 Month LIBOR USD + 3.25%), 10/31/2024 (b)	643,383	640,974
		9,190,462
PRINTING & PUBLISHING - 0.63%
Cengage Learning, Inc. 6.335% (1 Month LIBOR USD + 4.25%), 06/07/2023 (b)	433,605	399,242
Harland Clarke Holdings Corp. 7.084% (3 Month LIBOR USD + 4.75%), 11/01/2023 (b)	783,414	765,138
LSC Communications, Inc. 7.594% (1 Month LIBOR USD + 5.50%), 09/30/2022 (b)	747,500	749,372
		1,913,752
REITS - 0.20%
VICI Properties 1, LLC / VICI FC, Inc. 4.084% (1 Month LIBOR USD + 2.00%), 12/20/2024 (b)	610,909	607,665
RESTAURANTS - 0.76%
1011778 B.C. Unlimited Liability Co. 4.344% (1 Month LIBOR USD + 2.25%), 02/16/2024 (b)	423,730	422,472
IRB Holding Corp. 5.266% (1 Month LIBOR USD + 3.25%), 02/05/2025 (b)	508,725	510,208
K-MAC Holdings Corp. 5.336% (1 Month LIBOR USD + 3.25%), 03/07/2025 (b)(h)	623,438	620,807
NPC International, Inc. 5.594% (1 Month LIBOR USD + 3.50%), 04/19/2024 (b)	782,100	787,637
		2,341,124
STEEL PRODUCERS & PRODUCTS - 0.43%
GrafTech Finance, Inc. 5.505% (1 Month LIBOR USD + 3.50%), 02/12/2025 (b)	1,020,000	1,016,180
MRC Global (U.S.), Inc. 5.094% (1 Month LIBOR USD + 3.00%), 09/20/2024 (b)	293,525	295,085
		1,311,265
SUPPORT - SERVICES - 9.55%
Access CIG, LLC
5.648% (LIBOR USD + 3.75%), 02/14/2025 (b)(d)(g)	142,921	143,350
5.844% (1 Month LIBOR USD + 3.75%), 02/27/2025 (b)	1,144,211	1,147,644
9.844% (1 Month LIBOR USD + 7.75%), 02/13/2026 (b)	298,941	299,938
9.648% (LIBOR USD + 7.75%), 02/13/2026 (b)(d)(g)	16,059	16,112
Allied Universal Holdco, LLC 5.844% (1 Month LIBOR USD + 3.75%), 07/27/2022 (b)	940,882	928,632
Aramark Services, Inc. 4.084% (3 Month LIBOR USD + 1.75%), 03/28/2024 (b)	503,795	504,346
Asurion, LLC
4.844% (1 Month LIBOR USD + 2.75%), 08/04/2022 (b)	1,419,123	1,418,739
4.844% (1 Month LIBOR USD + 2.75%), 11/03/2023 (b)	1,381,606	1,381,357
8.094% (1 Month LIBOR USD + 6.00%), 07/14/2025 (b)	310,000	315,038
ATS Consolidated, Inc. 5.844% (1 Month LIBOR USD + 3.75%), 02/21/2025 (b)	613,463	617,809
Avatar Purchaser, Inc. 6.253% (3 - 6 Month LIBOR USD + 3.75%), 11/15/2024 (b)	633,413	625,495
Brand Energy & Infrastructure Services, Inc. 6.611% (3 Month LIBOR USD + 4.25%), 07/30/2024 (b)	1,543,338	1,548,069
Brickman Group Ltd., LLC 5.465% (Prime - 1 Month LIBOR USD + 2.803%), 12/18/2020 (b)	1,399,006	1,402,630
Camelot Finance, LP 5.344% (1 Month LIBOR USD + 3.25%), 10/03/2023 (b)	1,197,739	1,195,792
Capri Acquisitions Bidco, Ltd. 5.609% (3 Month LIBOR USD + 3.25%), 11/01/2024 (b)	673,313	668,687
Garda World Security Corp. 5.805% (Prime - 3 Month LIBOR USD + 3.497%), 05/24/2024 (b)	1,017,478	1,019,701
Information Resources, Inc.
6.569% (3 Month LIBOR USD + 4.25%), 01/18/2024 (b)	1,120,813	1,122,567
10.569% (3 Month LIBOR USD + 8.25%), 01/17/2025 (b)	720,000	722,927
Learning Care Group U.S. No. 2, Inc. 5.486% (1 - 3 Month LIBOR USD + 3.25%), 03/31/2025 (b)	752,912	749,855
Mayfield Agency Borrower, Inc. 6.594% (1 Month LIBOR USD + 4.50%), 03/31/2025 (b)	805,000	807,013
Moneygram International, Inc. 5.584% (3 Month LIBOR USD + 3.25%), 03/27/2020 (b)	1,130,920	1,096,285
PODS, LLC 4.780% (1 Month LIBOR USD + 2.75%), 12/06/2024 (b)	957,763	955,608
Prometric Holdings, Inc. 5.10% (1 Month LIBOR USD + 3.00%), 01/29/2025 (b)	733,163	732,704
Renaissance Holdings Corp. 5.584% (3 Month LIBOR USD + 3.25%), 05/24/2025 (b)	525,000	523,115
Sedgwick Claims Management Services 4.844% (1 Month LIBOR USD + 2.75%), 03/01/2021 (b)	771,268	768,133
ServiceMaster Co., LLC 4.594% (1 Month LIBOR USD + 2.50%), 11/08/2023 (b)	618,311	618,052
Severin Acquisition, LLC 5.332% (1 Month LIBOR USD + 3.25%), 08/31/2025 (b)(h)	600,000	596,625
SiteOne Landscape Supply Holding, LLC 4.85% (1 Month LIBOR USD + 2.75%), 04/29/2022 (b)	395,474	397,576
Staples, Inc. 6.358% (3 Month LIBOR USD + 4.00%), 09/02/2024 (b)	855,700	845,675
Tempo Acquisition, LLC 5.094% (1 Month LIBOR USD + 3.00%), 05/01/2024 (b)	556,937	555,428
TKC Holdings, Inc. 5.85% (1 Month LIBOR USD + 3.75%), 02/01/2023 (b)	772,345	771,862
TMK Hawk Parent Corp. 5.60% (1 Month LIBOR USD + 3.50%), 08/28/2024 (b)	416,895	416,503
Trans Union, LLC 4.094% (1 Month LIBOR USD + 2.00%), 04/07/2023 (b)	1,202,639	1,201,051
USIC Holdings, Inc.
5.344% (1 Month LIBOR USD + 3.25%), 12/08/2023 (b)	807,632	807,293
5.608%, 12/08/2023 (b)(d)(f)	5,745	5,743
West Corp.
5.48% (1 Month LIBOR USD + 3.50%), 10/10/2024 (b)	800,000	794,916
6.094% (1 Month LIBOR USD + 4.00%), 10/10/2024 (b)	845,702	843,905
WorldStrides, Inc.
6.341% (3 Month LIBOR USD + 4.00%), 12/06/2024 (b)	644,989	646,602
6.341% (3 Month LIBOR USD + 4.00%), 12/06/2024 (b)	53,261	53,394
		29,266,171

TECHNOLOGY - 7.80%
Avaya, Inc. 6.323% (1 Month LIBOR USD + 4.25%), 12/15/2024 (b)(h)	1,446,363	1,450,318
Canyon Valor Cos., Inc. 5.584% (3 Month LIBOR USD + 3.25%), 06/16/2023 (b)	887,083	887,083
Celestica, Inc. 4.103% (1 Month LIBOR USD + 2.00%), 06/21/2025 (b)(h)	625,000	625,000
Compuware Corp. 5.59% (1 Month LIBOR USD + 3.50%), 12/15/2021 (b)	863,548	866,570
Dell International, LLC 4.10% (1 Month LIBOR USD + 2.00%), 09/07/2023 (b)	906,606	903,351
Global Payments, Inc. 3.844% (1 Month LIBOR USD + 1.75%), 04/21/2023 (b)	465,222	465,513
Greeneden U.S. Holdings II, LLC 5.834% (3 Month LIBOR USD + 3.50%), 02/01/2023 (b)	1,984,926	1,987,408
Help/Systems Holdings, Inc. 5.844% (1 Month LIBOR USD + 3.75%), 03/24/2025 (b)	550,000	550,688
Informatica, LLC 5.344% (1 Month LIBOR USD + 3.25%), 08/05/2022 (b)	757,269	759,435
JDA Software Group, Inc. 4.844% (1 Month LIBOR USD + 2.75%), 10/12/2023 (b)	556,525	553,742
Kronos, Inc. 5.358% (3 Month LIBOR USD + 3.00%), 11/01/2023 (b)	632,028	631,633
LANDesk Group Inc. 6.35% (1 Month LIBOR USD + 4.25%), 01/22/2024 (b)	754,802	749,616
Marketo, Inc. 5.613% (3 Month LIBOR USD + 3.25%), 02/07/2025 (b)	905,000	897,647
Micro Focus
4.844% (1 Month LIBOR USD + 2.75%), 04/29/2024 (b)	113,860	113,612
4.844% (1 Month LIBOR USD + 2.75%), 06/21/2024 (b)	768,927	767,247
Microchip Technology, Inc. 4.10% (1 Month LIBOR USD + 2.00%), 05/29/2025 (b)	565,000	565,119
Misys 5.807% (3 Month LIBOR USD + 3.50%), 06/13/2024 (b)	719,563	707,920
Optiv Security, Inc. 5.313% (1 Month LIBOR USD + 3.25%), 02/01/2024 (b)	883,180	861,100
Plantronics, Inc. 4.592% (1 Month LIBOR USD + 2.50%), 06/02/2025 (b)(h)	471,000	470,781
Project Deep Blue Holdings, LLC 5.307% (1 Month LIBOR USD + 3.25%), 03/31/2025 (b)	960,000	957,801
Qlik Technologies 5.99% (6 Month LIBOR USD + 3.50%), 04/26/2024 (b)	792,000	789,030
Rackspace Hosting, Inc. 5.363% (3 Month LIBOR USD + 3.00%), 11/30/2024 (b)	690,633	683,005
Red Ventures, LLC 6.094% (1 Month LIBOR USD + 4.00%), 11/08/2024 (b)	496,250	499,456
Rocket Software, Inc. 6.084% (3 Month LIBOR USD + 3.75%), 10/13/2023 (b)	623,438	628,244
SolarWinds Holdings, Inc. 5.094% (1 Month LIBOR USD + 3.00%), 02/05/2024 (b)	1,529,162	1,530,431
Solera, LLC 4.844% (1 Month LIBOR USD + 2.75%), 03/03/2023 (b)	1,011,198	1,008,038
SS&C Technologies, Inc.
4.594% (1 Month LIBOR USD + 2.50%), 02/28/2025 (b)	946,024	947,401
4.594% (1 Month LIBOR USD + 2.50%), 02/28/2025 (b)	357,893	358,414
TIBCO Software, Inc. 5.60% (1 Month LIBOR USD + 3.50%), 12/04/2020 (b)	869,619	871,114
Vertafore, Inc. 5.342% (1 Month LIBOR USD + 3.25%), 06/04/2025 (b)(h)	810,000	805,869
		23,892,586
TELECOMMUNICATIONS - SATELLITES - 1.73%
Maxar Technologies, Ltd. 4.74% (1 Month LIBOR USD + 2.75%), 07/05/2024 (b)	1,930,300	1,925,474
Speedcast International, Ltd. 5.001% (3 Month LIBOR USD + 2.50%), 05/31/2025 (b)	850,000	850,000
Telesat Canada / Telesat, LLC 4.84% (3 Month LIBOR USD + 2.50%), 11/17/2023 (b)	1,550,277	1,541,557
Xplornet Communications, Inc. 6.334% (3 Month LIBOR USD + 4.00%), 09/09/2021 (b)	985,611	988,075
		5,305,106
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 4.16%
Altice Financing S.A. 5.098% (3 Month LIBOR USD + 2.75%), 07/15/2025 (b)	792,000	781,561
CenturyLink, Inc. 4.844% (1 Month LIBOR USD + 2.75%), 01/31/2025 (b)	2,383,750	2,338,554
Consolidated Communications, Inc. 4.99% (1 Month LIBOR USD + 3.00%), 10/05/2023 (b)	1,246,623	1,230,653
Cyxtera DC Holdings, Inc. 5.36% (3 Month LIBOR USD + 3.00%), 05/01/2024 (b)	876,150	876,698
Level 3 Financing, Inc. 4.334% (1 Month LIBOR USD + 2.25%), 02/22/2024 (b)	460,000	459,174
Masergy Holdings, Inc. 5.584% (3 Month LIBOR USD + 3.25%), 12/15/2023 (b)	492,500	493,320
MTN Infrastructure TopCo, Inc. 5.094% (1 Month LIBOR USD + 3.00%), 10/28/2024 (b)	448,875	449,928
Peak 10 Holding Corp. 5.834% (3 Month LIBOR USD + 3.50%), 08/01/2024 (b)	1,286,983	1,275,928
Sable International Finance, Ltd. 5.344% (1 Month LIBOR USD + 3.25%), 01/31/2026 (b)	750,000	751,095
SBA Senior Finance II, LLC 4.10% (1 Month LIBOR USD + 2.00%), 04/30/2025 (b)	705,926	702,206
SFR Group S.A. 4.844% (1 Month LIBOR USD + 2.75%), 07/31/2025 (b)	637,168	625,451
Sprint Communications, Inc. 4.625% (1 Month LIBOR USD + 2.50%), 02/02/2024 (b)	1,094,512	1,091,092
Switch, Ltd. 4.344% (1 Month LIBOR USD + 2.25%), 06/27/2024 (b)	476,452	477,643
TierPoint, LLC 5.844% (1 Month LIBOR USD + 3.75%), 05/06/2024 (b)	524,700	511,913
Uniti Group, Inc. 5.094% (1 Month LIBOR USD + 3.00%), 10/24/2022 (b)	709,200	678,910
		12,744,126
UTILITIES - ELECTRIC - 1.84%
AES Corp. 4.069% (3 Month LIBOR USD + 1.75%), 05/24/2022 (b)	686,330	684,508
Calpine Corp. 4.84% (3 Month LIBOR USD + 2.50%), 05/27/2022 (b)	777,007	776,599
Eastern Power, LLC 5.844% (1 Month LIBOR USD + 3.75%), 09/24/2021 (b)	329,987	330,193
ExGen Renewables IV, LLC 5.31% (3 Month LIBOR USD + 3.00%), 11/29/2024 (b)	720,814	724,418
Frontera Generation Holdings, LLC 6.232% (1 Month LIBOR USD + 4.25%), 05/02/2025 (b)	630,000	630,394
Lightstone Holdco, LLC
5.844% (1 Month LIBOR USD + 3.75%), 01/30/2024 (b)	928,272	933,130
5.844% (1 Month LIBOR USD + 3.75%), 01/30/2024 (b)	59,508	59,819
Texas Competitive Electric Holdings 4.094% (1 Month LIBOR USD + 2.00%), 08/04/2023 (b)	870,557	865,595
Vistra Operations Co., LLC 4.067% (1 Month LIBOR USD + 2.00%), 12/15/2025 (b)(h)	620,000	616,857
		5,621,513
UTILITIES - GAS - 0.71%
Brazos Delaware II, LLC 6.088% (1 Month LIBOR USD + 4.00%), 05/21/2025 (b)	535,000	536,338
Lucid Energy Group II Borrower, LLC 5.085% (1 Month LIBOR USD + 3.00%), 02/18/2025 (b)	673,313	670,788
Southcross Holdings Borrower, LP 3.50%, 04/13/2023	62,691	60,026
Traverse Midstream Partners, LLC 6.34% (3 Month LIBOR USD + 4.00%), 09/27/2024 (b)	900,000	901,044
		2,168,196
TOTAL BANK LOANS (Cost $260,261,624)		257,108,924

CORPORATE BONDS - 10.51% (i)

AEROSPACE & DEFENSE - 0.30%
Triumph Group, Inc. 4.875%, 04/01/2021	950,000	919,125
CONSUMER PRODUCTS - 0.18%
Griffon Corp. 5.25%, 03/01/2022	560,000	546,924
ENVIRONMENTAL - 0.50%
Covanta Holding Corp. 6.375%, 10/01/2022	800,000	819,000
Hulk Finance Corp. 7.00%, 06/01/2026 (c)(k)	750,000	720,000
		1,539,000
FINANCE - BANKING - 0.20%
Ally Financial, Inc. 4.75%, 09/10/2018	600,000	601,875
FINANCE - INSURANCE - 0.23%
Acrisure, LLC / Acrisure Finance, Inc. 7.00%, 11/15/2025 (k)	765,000	698,063
FINANCE - SERVICES - 2.12%
Alliance Data Systems Corp. 5.875%, 11/01/2021 (k)	1,350,000	1,380,375
Freedom Mortgage Corp. 8.125%, 11/15/2024 (k)	340,000	330,650
Nationstar Mortgage, LLC / Nationstar Capital Corp. 7.875%, 10/01/2020	1,075,000	1,081,719
Navient Corp. 5.50%, 01/25/2023	780,000	769,275
Starwood Property Trust, Inc. 5.00%, 12/15/2021	1,000,000	1,010,000
VFH Parent, LLC / Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022 (k)	1,125,000	1,164,386
WEX, Inc. 4.75%, 02/01/2023 (k)	745,000	750,830
		6,487,235
FOOD & DRUG RETAILERS - 0.09%
Albertsons Cos., LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC 5.75%, 03/15/2025	310,000	275,900
GAMING - 0.17%
Scientific Games International, Inc. 5.00%, 10/15/2025 (k)	560,000	534,800
HEALTHCARE - 0.94%
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	400,000	407,002
Tenet Healthcare Corp. 4.625%, 07/15/2024 (k)	851,000	809,258
Teva Pharmaceutical Finance Netherlands III B.V. 6.00%, 04/15/2024 (c)	905,000	897,326
Valeant Pharmaceuticals International, Inc. 5.50%, 11/01/2025 (c)(k)	775,000	766,669
		2,880,255
LEISURE & ENTERTAINMENT - 0.45%
VOC Escrow, Ltd. 5.00%, 02/15/2028 (c)(k)	1,445,000	1,372,330
MEDIA - BROADCAST - 0.38%
LIN Television Corp. 5.875%, 11/15/2022	550,000	563,750
Tribune Media Co. 5.875%, 07/15/2022	580,000	588,265
		1,152,015
MEDIA - CABLE - 1.59%
Block Communications, Inc. 6.875%, 02/15/2025 (k)	1,410,000	1,413,525
Cablevision Systems Corp. 8.00%, 04/15/2020	650,000	683,930
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	575,000	577,875
CSC Holdings, LLC 10.125%, 01/15/2023 (k)	500,000	552,500
DISH DBS Corp. 5.875%, 07/15/2022	1,750,000	1,651,562
		4,879,392
MEDIA DIVERSIFIED & SERVICES - 0.32%
Meredith Corp. 6.875%, 02/01/2026 (k)	420,000	415,275
Nielsen Finance, LLC / Nielsen Finance Co. 5.50%, 10/01/2021 (c)(k)	550,000	554,125
		969,400
NON-FOOD & DRUG RETAILERS - 0.57%
JC Penney Corp., Inc. 8.625%, 03/15/2025 (k)	445,000	378,250
PetSmart, Inc.
7.125%, 03/15/2023 (k)	1,180,000	798,034
5.875%, 06/01/2025 (k)	750,000	581,325
		1,757,609
PACKAGING - 0.17%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	533,009	535,674
SUPPORT - SERVICES - 0.25%
GEO Group, Inc. 5.125%, 04/01/2023	780,000	768,300
TECHNOLOGY - 0.54%
Dell International, LLC / EMC Corp. 4.420%, 06/15/2021 (k)	750,000	761,476
NCR Corp. 4.625%, 02/15/2021	900,000	895,500
		1,656,976
TELECOMMUNICATIONS - SATELLITES - 0.45%
Hughes Satellite Systems Corp. 7.625%, 06/15/2021	1,300,000	1,387,750
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 0.53%
Frontier Communications Corp. 8.50%, 04/01/2026 (k)	280,000	271,250
Sprint Communications, Inc.
9.00%, 11/15/2018 (k)	650,000	663,813
7.00%, 08/15/2020	650,000	674,374
		1,609,437

TRANSPORTATION EXCLUDING AIR & RAIL - 0.18%
XPO Logistics, Inc. 6.50%, 06/15/2022 (k)	550,000	564,438
UTILITIES - ELECTRIC - 0.35%
AES Corp. 4.50%, 03/15/2023	445,000	441,663
TerraForm Power Operating, LLC 4.25%, 01/31/2023 (k)	655,000	633,713
		1,075,376
TOTAL CORPORATE BONDS (Cost $33,270,816)		32,211,874

	Shares
PRIVATE PLACEMENTS - 0.40%

FINANCE - SERVICES - 0.39%
RCS Capital Corp. (a)(f)	17,405	1,192,242

UTILITIES - GAS - 0.01%
Southcross Energy Partners, LP (a)(f)	63	17,798
Southcross Energy Partners, LP (a)(f)	63	–
		17,798
TOTAL PRIVATE PLACEMENTS (Cost $133,682)		1,210,040

COMMON STOCKS - 0.29%

FORESTRY & PAPER - 0.29%
Verso Corp. (a)	40,879	889,527
TOTAL COMMON STOCKS (Cost $1,857,346)		889,527

SHORT-TERM INVESTMENTS - 1.47%

MONEY MARKET FUND - 1.47%
Fidelity Government Portfolio - Institutional Class, 1.77% (e)	4,513,760	4,513,760
TOTAL SHORT-TERM INVESTMENTS (Cost $4,513,760)		4,513,760
Total Investments (Cost $300,037,228) - 96.59%		295,934,125
Other Assets in Excess of Liabilities - 3.41%		10,435,416
TOTAL NET ASSETS - 100.00%		$306,369,541

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2018.
(c)	U.S. traded security of a foreign issuer.
(d)	Variable rate security. Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(e)	Rate shown is the 7-day yield as of June 30, 2018.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
(g)	All or a portion of the loan is unfunded.
(h)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
June 30, 2018 the value of these investments was $17,991,373 or 5.87% of net assets.
(i)	All or a portion is posted as collateral for delayed settlement securities.
(j)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(k)	Rule 144a Security. The Fund's Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018 the value of these investments as
$16,115,085 or 5.26% of net assets.
(l)	Security is in default.

Shenkman Short Duration High Income Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 85.02% (i)

AEROSPACE & DEFENSE - 2.19%
Bombardier, Inc.
7.75%, 03/15/2020 (b)(c)(d)	$2,580,000	$2,731,575
6.00%, 10/15/2022 (b)(c)(d)	1,325,000	1,326,259
KLX, Inc. 5.875%, 12/01/2022 (c)(d)	4,135,000	4,310,737
Moog, Inc. 5.25%, 12/01/2022 (c)(d)	1,600,000	1,636,000
TransDigm, Inc.
5.50%, 10/15/2020	500,000	500,625
6.00%, 07/15/2022	370,000	372,886
Triumph Group, Inc. 4.875%, 04/01/2021	1,040,000	1,006,200
		11,884,282
AUTOMOTIVE - 2.14%
American Axle & Manufacturing, Inc.
7.75%, 11/15/2019	1,904,000	2,008,720
6.625%, 10/15/2022	1,112,000	1,142,580
Dana, Inc. 6.00%, 09/15/2023	1,300,000	1,347,125
IHO Verwaltungs GmbH 4.125% Cash or 5.00% PIK, 09/15/2021 (b)(c)(d)(k)	3,025,000	2,987,188
Jaguar Land Rover Automotive PLC 5.625%, 02/01/2023 (b)(c)(d)	732,000	744,810
Penske Automotive Group, Inc. 5.75%, 10/01/2022	3,379,000	3,423,349
		11,653,772
BEVERAGE & FOOD - 0.95%
B&G Foods, Inc. 4.625%, 06/01/2021	2,950,000	2,913,125
Darling Ingredients, Inc. 5.375%, 01/15/2022	1,950,000	1,976,813
TreeHouse Foods, Inc. 4.875%, 03/15/2022	285,000	287,049
		5,176,987
BUILDING & CONSTRUCTION - 1.46%
Lennar Corp.
4.125%, 12/01/2018	950,000	952,850
6.25%, 12/15/2021	602,000	633,605
4.75%, 11/15/2022	2,550,000	2,559,562
M/I Homes, Inc. 6.75%, 01/15/2021	1,375,000	1,424,555
Toll Brothers Finance Corp. 6.75%, 11/01/2019	350,000	365,750
TRI Pointe Group, Inc. 4.875%, 07/01/2021	150,000	151,313
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/2019	1,800,000	1,818,360
		7,905,995
BUILDING MATERIALS - 0.89%
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023 (c)(d)	885,000	909,337
CPG Merger Sub, LLC 8.00%, 10/01/2021 (c)(d)	50,000	50,875
Summit Materials, LLC / Summit Materials Finance Corp.
8.50%, 04/15/2022	1,985,000	2,136,555
6.125%, 07/15/2023	1,725,000	1,759,500
		4,856,267
CHEMICALS - 3.26%
Blue Cube Spinco, LLC 9.75%, 10/15/2023	3,840,000	4,368,000
Huntsman International, LLC 4.875%, 11/15/2020	2,000,000	2,037,500
OCI N.V. 6.625%, 04/15/2023 (b)(c)(d)	1,000,000	1,019,100
Platform Specialty Products Corp. 6.50%, 02/01/2022 (c)(d)	2,645,000	2,697,900
PolyOne Corp. 5.25%, 03/15/2023	1,000,000	1,022,500
PQ Corp. 6.75%, 11/15/2022 (c)(d)	3,700,000	3,898,875
Univar USA, Inc. 6.75%, 07/15/2023 (c)(d)	2,600,000	2,684,500
		17,728,375
CONSUMER PRODUCTS - 1.34%
Central Garden & Pet Co. 6.125%, 11/15/2023	1,600,000	1,662,000
Griffon Corp. 5.25%, 03/01/2022	1,050,000	1,025,482
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023 (c)(d)	212,000	191,330
Prestige Brands, Inc. 5.375%, 12/15/2021 (c)(d)	4,370,000	4,386,388
		7,265,200
ENVIRONMENTAL - 1.85%
Clean Harbors, Inc.
5.25%, 08/01/2020	1,882,000	1,891,410
5.125%, 06/01/2021	1,400,000	1,408,750
Covanta Holding Corp. 6.375%, 10/01/2022	2,597,000	2,658,679

GFL Environmental, Inc. 5.625%, 05/01/2022 (b)(c)(d)	4,235,000	4,097,362
		10,056,201
FINANCE - BANKING - 1.55%
Ally Financial, Inc.
4.75%, 09/10/2018	1,325,000	1,329,141
8.00%, 03/15/2020	4,925,000	5,275,906
4.625%, 05/19/2022	350,000	350,000
CIT Group, Inc. 4.125%, 03/09/2021	1,480,000	1,474,450
		8,429,497
FINANCE - SERVICES - 6.01%
Aircastle, Ltd.
6.25%, 12/01/2019 (b)	3,200,000	3,317,856
7.625%, 04/15/2020 (b)	1,430,000	1,517,587
5.50%, 02/15/2022 (b)	180,000	184,950
Alliance Data Systems Corp. 5.875%, 11/01/2021 (c)(d)	3,326,000	3,400,835
DAE Funding, LLC 4.00%, 08/01/2020 (c)(d)	3,000,000	2,973,750
Lincoln Finance, Ltd. 7.375%, 04/15/2021 (b)(c)(d)	2,050,000	2,124,056
Nationstar Mortgage, LLC / Nationstar Capital Corp.
9.625%, 05/01/2019	380,000	382,945
7.875%, 10/01/2020	1,725,000	1,735,781
6.50%, 07/01/2021	3,255,000	3,255,000
Navient Corp.
5.50%, 01/15/2019	600,000	605,550
8.00%, 03/25/2020	875,000	925,313
5.875%, 03/25/2021	2,680,000	2,730,250
6.50%, 06/15/2022	1,175,000	1,204,375
Springleaf Finance Corp. 6.125%, 05/15/2022	475,000	486,875
Starwood Property Trust, Inc.
3.625%, 02/01/2021 (c)(d)	645,000	632,100
5.00%, 12/15/2021	3,555,000	3,590,550
VFH Parent, LLC / Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022 (c)(d)	1,797,000	1,859,913
Wand Merger Corp. 8.125%, 07/15/2023 (c)(h)	1,715,000	1,745,013
		32,672,699
FOOD & DRUG RETAILERS - 0.25%
Ingles Markets, Inc. 5.75%, 06/15/2023	1,361,000	1,347,390
FORESTRY & PAPER - 0.23%
Cascades, Inc. 5.50%, 07/15/2022 (b)(c)(d)	1,235,000	1,230,369
GAMING - 3.22%
Boyd Gaming Corp. 6.875%, 05/15/2023	5,786,000	6,082,532
Eldorado Resorts, Inc. 7.00%, 08/01/2023	1,550,000	1,633,313
International Game Technology PLC 5.625%, 02/15/2020 (b)(c)(d)	2,003,000	2,038,053
MGM Resorts International
8.625%, 02/01/2019	2,500,000	2,575,000
6.75%, 10/01/2020	1,780,000	1,869,000
6.625%, 12/15/2021	690,000	728,813
7.75%, 03/15/2022	2,375,000	2,582,812
		17,509,523
GENERAL INDUSTRIAL MANUFACTURING - 1.69%
Actuant Corp. 5.625%, 06/15/2022	1,225,000	1,243,375
Anixter, Inc. 5.625%, 05/01/2019	2,500,000	2,553,125
EnPro Industries, Inc. 5.875%, 09/15/2022	2,185,000	2,239,625
Gates Global, LLC / Gates Global Co. 6.00%, 07/15/2022 (c)(d)	1,370,000	1,390,550
WESCO Distribution, Inc. 5.375%, 12/15/2021	1,725,000	1,763,812
		9,190,487
HEALTHCARE - 15.79%
Acadia Healthcare Co., Inc.
6.125%, 03/15/2021	1,325,000	1,344,875
5.625%, 02/15/2023	3,944,000	3,993,300
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (c)(d)	1,300,000	1,215,500
Centene Corp.
5.625%, 02/15/2021	6,570,000	6,725,216
4.75%, 05/15/2022	2,583,000	2,612,059
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	4,815,000	4,899,287
Eagle Holding Co. II, LLC 7.625% Cash or 8.00% PIK, 05/15/2022 (a)(c)(d)(k)	4,090,000	4,141,943
Envision Healthcare Corp. 5.125%, 07/01/2022 (c)(d)	3,587,000	3,636,321
HCA, Inc.
4.25%, 10/15/2019	525,000	530,250
6.50%, 02/15/2020	4,975,000	5,177,109
6.25%, 02/15/2021	500,000	520,000
7.50%, 02/15/2022	2,000,000	2,180,000
5.875%, 03/15/2022	1,875,000	1,959,375

5.875%, 05/01/2023	375,000	390,000
Hill-Rom Holdings, Inc. 5.75%, 09/01/2023 (c)(d)	2,075,000	2,121,687
Jaguar Holding Co. II / Pharmaceutical Product Development, LLC 6.375%, 08/01/2023 (c)(d)	2,030,000	2,025,331
Mallinckrodt International Finance S.A. 4.875%, 04/15/2020 (b)(c)(d)	1,080,000	1,066,500
Molina Healthcare, Inc. 5.375%, 11/15/2022 (e)	2,753,000	2,783,971
MPT Operating Partnership, LP / MPT Finance Corp. 6.375%, 03/01/2024	2,585,000	2,720,712
Polaris Intermediate Corp. 8.50% Cash or 9.00% PIK, 12/01/2022 (a)(c)(d)(k)	3,760,000	3,891,600
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/2023 (c)(d)	1,430,000	1,511,331
Sabra Health Care, LP / Sabra Capital Corp.
5.50%, 02/01/2021	1,500,000	1,529,557
5.375%, 06/01/2023	1,050,000	1,060,500
Service Corp International U.S. 4.50%, 11/15/2020	550,000	552,063
Sotera Health Holdings, LLC 6.50%, 05/15/2023 (c)(d)	1,550,000	1,584,875
Sotera Health Topco, Inc. 8.125% Cash or 9.00% PIK, 11/01/2021 (c)(d)(k)	3,841,000	3,860,205
Tenet Healthcare Corp.
6.00%, 10/01/2020	1,000,000	1,031,250
4.50%, 04/01/2021	3,350,000	3,333,250
4.375%, 10/01/2021	1,500,000	1,483,125
7.50%, 01/01/2022 (c)(d)	1,275,000	1,330,781
8.125%, 04/01/2022	1,620,000	1,699,818
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021 (b)	850,000	814,677
Teva Pharmaceutical Finance IV, LLC 2.25%, 03/18/2020	1,375,000	1,325,955
Teva Pharmaceutical Finance Netherlands III B.V. 2.20%, 07/21/2021 (b)	3,285,000	3,049,165
Universal Hospital Services, Inc. 7.625%, 08/15/2020	1,890,000	1,892,363
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/2021 (b)(c)(d)	5,285,000	5,377,487
6.75%, 08/15/2021 (b)(c)(d)	95,000	96,069
7.25%, 07/15/2022 (b)(c)(d)	360,000	368,698
		85,836,205
HOTELS - 0.51%
RHP Hotel Properties, LP / RHP Finance Corp.
5.00%, 04/15/2021	2,100,000	2,115,750
5.00%, 04/15/2023	650,000	648,375
		2,764,125
LEISURE & ENTERTAINMENT - 1.19%
AMC Entertainment Holdings, Inc. 5.875%, 02/15/2022	2,160,000	2,205,900
Live Nation Entertainment, Inc. 5.375%, 06/15/2022 (c)(d)	1,250,000	1,275,000
NCL Corp., Ltd. 4.75%, 12/15/2021 (b)(c)(d)	1,257,000	1,257,000
Wyndham Destinations, Inc.
5.625%, 03/01/2021	1,145,000	1,176,487
3.90%, 03/01/2023	557,000	524,973
		6,439,360
MEDIA - BROADCAST - 3.93%
AMC Networks, Inc. 4.75%, 12/15/2022	1,051,000	1,054,941
LIN Television Corp. 5.875%, 11/15/2022	860,000	881,500
Nexstar Broadcasting, Inc. 6.125%, 02/15/2022 (c)(d)	2,350,000	2,414,625
Sinclair Television Group, Inc.
5.375%, 04/01/2021	3,105,000	3,136,050
6.125%, 10/01/2022	750,000	765,937
TEGNA, Inc.
5.125%, 10/15/2019	879,000	880,099
5.125%, 07/15/2020	4,530,000	4,563,975
Tribune Media Co. 5.875%, 07/15/2022	2,400,000	2,434,200
Univision Communications, Inc. 6.75%, 09/15/2022 (c)(d)	5,110,000	5,243,882
		21,375,209
MEDIA - CABLE - 8.31%
Cable ONE, Inc. 5.75%, 06/15/2022 (c)(d)	2,525,000	2,581,813
Cablevision Systems Corp. 8.00%, 04/15/2020	4,485,000	4,719,117
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	5,575,000	5,602,875
Cequel Communications Holdings I, LLC / Cequel Capital Corp.
5.125%, 12/15/2021 (c)(d)	1,945,000	1,942,783
5.125%, 12/15/2021 (c)(d)	2,805,000	2,801,494
CSC Holdings, LLC
6.75%, 11/15/2021	800,000	840,000
10.125%, 01/15/2023 (c)(d)	3,125,000	3,453,125
DISH DBS Corp.
7.875%, 09/01/2019	2,420,000	2,516,800
5.125%, 05/01/2020	425,000	422,344
6.75%, 06/01/2021	5,200,000	5,219,500
5.875%, 07/15/2022	1,130,000	1,066,437
GCI, LLC 6.75%, 06/01/2021	3,441,000	3,479,711

Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.50%, 04/15/2021	2,547,000	2,582,021
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, 08/15/2023 (c)(d)	3,900,000	4,099,875
Netflix, Inc.
5.375%, 02/01/2021	1,500,000	1,549,200
5.50%, 02/15/2022	250,000	258,400
Radiate Holdco, LLC / Radiate Finance, Inc. 6.875%, 02/15/2023 (c)(d)	715,000	689,975
Virgin Media Finance PLC 6.375%, 04/15/2023 (b)(c)(d)	1,341,000	1,347,705
		45,173,175
MEDIA DIVERSIFIED & SERVICES - 1.73%
National CineMedia, LLC 6.00%, 04/15/2022	1,860,000	1,894,875
Nielsen Finance, LLC / Nielsen Finance Co.
4.50%, 10/01/2020	600,000	600,750
5.50%, 10/01/2021 (b)(c)(d)	4,550,000	4,584,125
Outfront Media Capital, LLC / Outfront Media Capital Corp. 5.25%, 02/15/2022	1,275,000	1,293,500
Quebecor Media, Inc. 5.75%, 01/15/2023 (b)	1,000,000	1,025,000
		9,398,250
METALS & MINING EXCLUDING STEEL - 1.40%
FMG Resources Pty, Ltd. 4.75%, 05/15/2022 (b)(c)(d)	1,550,000	1,501,563
Freeport-McMoRan, Inc. 6.875%, 02/15/2023	1,380,000	1,461,006
Lundin Mining Corp. 7.875%, 11/01/2022 (b)(c)(d)	1,500,000	1,578,000
Teck Resources, Ltd. 8.50%, 06/01/2024 (b)(c)(d)	2,775,000	3,049,031
		7,589,600
NON-FOOD & DRUG RETAILERS - 1.41%
Michaels Stores, Inc. 5.875%, 12/15/2020 (c)(d)	4,815,000	4,857,613
QVC, Inc. 3.125%, 04/01/2019	1,585,000	1,583,451
William Carter Co. 5.25%, 08/15/2021	1,175,000	1,191,890
		7,632,954
OIL & GAS - 0.43%
Range Resources Corp. 5.75%, 06/01/2021	1,650,000	1,699,500
Rowan Cos., Inc. 7.875%, 08/01/2019	590,000	610,650
		2,310,150
PACKAGING - 4.58%
ARD Finance S.A. 7.125% Cash or 8.00% PIK, 09/15/2023 (b)(k)	524,000	526,620
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, 06/30/2021 (b)(c)(d)	7,540,000	7,634,250
Berry Global, Inc. 6.00%, 10/15/2022	3,570,000	3,687,810
Greif, Inc. 7.75%, 08/01/2019	1,825,000	1,898,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	6,323,428	6,355,045
6.875%, 02/15/2021	1,351,495	1,370,079
5.848% (3 Month LIBOR USD + 3.500%), 07/15/2021 (a)(c)(d)	1,150,000	1,163,570
Silgan Holdings, Inc. 5.50%, 02/01/2022	2,250,000	2,280,937
		24,916,311
PRINTING & PUBLISHING - 0.26%
Harland Clarke Holdings Corp. 8.375%, 08/15/2022 (c)(d)	1,455,000	1,433,175
REAL ESTATE DEVELOPMENT & MANAGEMENT - 0.07%
Realogy Group, LLC / Realogy Co-Issuer Corp. 5.25%, 12/01/2021 (c)(d)	380,000	378,575
REITS - 0.18%
VICI Properties 1, LLC / VICI FC, Inc. 8.00%, 10/15/2023	883,582	985,194
STEEL PRODUCERS & PRODUCTS - 0.43%
Steel Dynamics, Inc.
5.125%, 10/01/2021	255,000	257,869
5.25%, 04/15/2023	219,000	221,737
Zekelman Industries, Inc. 9.875%, 06/15/2023 (c)(d)	1,700,000	1,865,750
		2,345,356
SUPPORT - SERVICES - 3.00%
CoreCivic, Inc. 4.125%, 04/01/2020	1,250,000	1,253,125
FTI Consulting, Inc. 6.00%, 11/15/2022	2,275,000	2,340,406
Garda World Security Corp. 7.25%, 11/15/2021 (b)(c)(h)	1,000,000	1,002,500
GEO Group, Inc. 5.875%, 01/15/2022	2,955,000	3,006,712
Hertz Corp. 7.625%, 06/01/2022 (c)(d)	1,145,000	1,102,063
Iron Mountain, Inc.
4.375%, 06/01/2021 (c)(d)	950,000	950,893
6.00%, 08/15/2023	5,042,000	5,168,050
Williams Scotsman International, Inc. 7.875%, 12/15/2022 (c)(d)	1,410,000	1,462,875
		16,286,624
TECHNOLOGY - 3.42%
Advanced Micro Devices, Inc. 7.50%, 08/15/2022	386,000	428,460
CDK Global, Inc. 3.80%, 10/15/2019	1,575,000	1,582,441
CommScope, Inc. 5.00%, 06/15/2021 (c)(d)	2,000,000	2,007,500
Dell International, LLC / EMC Corp. 5.875%, 06/15/2021 (c)(d)	4,040,000	4,105,133
EMC Corp. 3.375%, 06/01/2023	1,000,000	936,182

First Data Corp.
5.375%, 08/15/2023 (c)(d)	1,300,000	1,315,275
7.00%, 12/01/2023 (c)(d)	1,570,000	1,639,205
Infor Software Parent, LLC / Infor Software Parent, Inc. 7.125% Cash or 8.00% PIK, 05/01/2021(c)(d)(k)	1,340,000	1,348,375
Infor US, Inc. 5.75%, 08/15/2020 (c)(d)	1,925,000	1,951,469
NCR Corp.
4.625%, 02/15/2021	950,000	945,250
5.875%, 12/15/2021	1,325,000	1,349,844
NXP B.V. / NXP Funding, LLC 4.125%, 06/01/2021 (b)(c)(d)	1,000,000	1,000,000
		18,609,134
TELECOMMUNICATIONS - SATELLITES - 1.41%
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,723,000	1,769,866
7.625%, 06/15/2021	4,900,000	5,230,750
Inmarsat Finance PLC 4.875%, 05/15/2022 (b)(c)(d)	684,000	675,450
		7,676,066
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 5.48%
Altice Financing S.A. 6.625%, 02/15/2023 (b)(c)(d)	1,250,000	1,235,000
Altice Luxembourg S.A. 7.75%, 05/15/2022 (b)(c)(d)	1,250,000	1,214,062
CenturyLink, Inc.
5.625%, 04/01/2020	2,425,000	2,461,375
6.45%, 06/15/2021	1,420,000	1,467,101
5.80%, 03/15/2022	1,140,000	1,134,300
Cogent Communications Finance, Inc. 5.625%, 04/15/2021 (c)(d)	675,000	680,906
Equinix, Inc. 5.375%, 01/01/2022	603,000	622,598
Frontier Communications Corp. 7.125%, 03/15/2019	1,100,000	1,113,750
Level 3 Financing, Inc. 6.125%, 01/15/2021	2,100,000	2,115,750
Level 3 Parent, LLC 5.75%, 12/01/2022	2,600,000	2,606,500
SFR Group S.A. 6.00%, 05/15/2022 (b)(c)(d)	1,950,000	1,959,360
Sprint Communications, Inc.
9.00%, 11/15/2018 (c)(d)	700,000	714,875
6.90%, 05/01/2019	2,085,000	2,132,330
7.00%, 08/15/2020	4,800,000	4,980,000
Sprint Corp. 7.25%, 09/15/2021	1,200,000	1,251,000
T-Mobile USA, Inc. 6.00%, 03/01/2023	1,320,000	1,366,860
Zayo Group, LLC / Zayo Capital, Inc. 6.00%, 04/01/2023	2,675,000	2,735,188
		29,790,955
TRANSPORTATION EXCLUDING AIR & RAIL - 0.84%
XPO Logistics, Inc. 6.50%, 06/15/2022 (c)(d)	4,445,000	4,561,681
UTILITIES - ELECTRIC - 1.40%
AES Corp. 4.50%, 03/15/2023	995,000	987,537
NRG Energy, Inc. 6.25%, 07/15/2022	1,340,000	1,382,277
Vistra Energy Corp.
7.375%, 11/01/2022	2,443,000	2,559,043
5.875%, 06/01/2023	2,600,000	2,687,750
		7,616,607
UTILITIES - GAS - 2.22%
Blue Racer Midstream, LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022 (c)(d)	1,250,000	1,268,750
DCP Midstream Operating, LP 5.35%, 03/15/2020 (c)(d)	765,000	781,256
Genesis Energy, LP / Genesis Energy Finance Corp. 6.75%, 08/01/2022	1,054,000	1,069,810
NGL Energy Partners, LP / NGL Energy Finance Corp. 5.125%, 07/15/2019	3,075,000	3,090,375
NGPL PipeCo, LLC 4.375%, 08/15/2022 (c)(d)	2,390,000	2,375,063
NuStar Logistics, LP
4.80%, 09/01/2020	300,000	301,500
6.75%, 02/01/2021	500,000	525,000
Rockies Express Pipeline, LLC
6.00%, 01/15/2019 (c)(d)	1,350,000	1,371,938
5.625%, 04/15/2020 (c)(d)	1,250,000	1,285,937
		12,069,629
TOTAL CORPORATE BONDS (Cost $465,172,284)		462,095,379

BANK LOANS - 11.60% (j)

AEROSPACE & DEFENSE - 0.33%
TransDigm, Inc. 4.594% (1 Month LIBOR USD + 2.50%), 08/22/2024 (a)	1,819,149	1,808,543
AUTOMOTIVE - 0.75%
Camping World 4.775% (1 Month LIBOR USD + 2.75%), 11/08/2023 (a)	2,488,759	2,464,183
Mavis Tire Express Services Corp.
5.203% (1 Month LIBOR USD + 3.25%), 02/20/2025 (a)	1,385,212	1,376,555
5.203% (1 Month LIBOR USD + 3.25%), 03/20/2025 (a)(g)	222,283	220,894
		4,061,632

BEVERAGE & FOOD - 0.12%
Allflex Holdings III, Inc. 5.138% (6 Month LIBOR USD + 3.25%), 07/17/2020 (a)	675,190	677,864
BUILDING MATERIALS - 0.23%
Quikrete Holdings, Inc. 4.844% (1 Month LIBOR USD + 2.75%), 11/15/2023 (a)	1,253,133	1,249,474
CHEMICALS - 0.16%
Nexeo Solutions, LLC 5.584% (3 Month LIBOR USD + 3.25%), 12/31/2024 (a)	882,118	884,323
CONSUMER PRODUCTS - 0.45%
Alphabet Holding Co., Inc. 5.594% (1 Month LIBOR USD + 3.50%), 08/15/2024 (a)	1,486,263	1,388,169
Kronos Acquisition Holdings, Inc. 6.094% (1 Month LIBOR USD + 4.00%), 08/26/2022 (a)	1,080,045	1,075,455
		2,463,624
ENVIRONMENTAL - 0.20%
Granite Acquisition, Inc.
5.808% (3 Month LIBOR USD + 3.50%), 12/17/2021 (a)	1,047,806	1,054,092
5.834% (3 Month LIBOR USD + 3.50%), 12/17/2021 (a)	26,107	26,264
		1,080,356
FINANCE - INSURANCE - 1.37%
Acrisure, LLC 6.609% (3 Month LIBOR USD + 4.25%), 11/22/2023 (a)	2,567,598	2,566,006
AssuredPartners, Inc. 5.344% (1 Month LIBOR USD + 3.25%), 10/22/2024 (a)	1,745,625	1,740,179
HUB International, Ltd. 5.36% (3 Month LIBOR USD + 3.00%), 04/18/2025 (a)	850,000	845,843
USI, Inc. 5.334% (3 Month LIBOR USD + 3.00%), 05/16/2024 (a)	2,282,750	2,272,192
		7,424,220
FINANCE - SERVICES - 0.46%
Duff & Phelps Corp. 5.584% (3 Month LIBOR USD + 3.25%), 02/13/2025 (a)	2,493,750	2,486,992
GAMING - 1.05%
Stars Group Holdings B.V.
5.094% (1 Month LIBOR USD + 3.00%), 03/28/2025 (a)	2,253,679	2,253,961
5.831% (3 Month LIBOR USD + 3.50%), 07/31/2025 (a)(h)	1,660,000	1,651,700
Station Casinos, LLC 4.60% (1 Month LIBOR USD + 2.50%), 06/08/2023 (a)	1,817,800	1,814,392
		5,720,053
GENERAL INDUSTRIAL MANUFACTURING - 0.17%
EWT Holdings III Corp. 5.094% (1 Month LIBOR USD + 3.00%), 12/14/2024 (a)	909,218	910,922
HEALTHCARE - 1.08%
Air Medical Group Holdings, Inc. 5.280% (1 Month LIBOR USD + 3.25%), 04/28/2022 (a)	2,463,064	2,398,409
Amneal Pharmaceuticals, LLC 5.625% (2 Month LIBOR USD + 3.50%), 05/05/2025 (a)	2,499,422	2,498,647
Jaguar Holding Co. II 4.594% (1 Month LIBOR USD + 2.50%), 08/18/2022 (a)	977,330	973,729
		5,870,785
LEISURE & ENTERTAINMENT - 0.30%
Delta 2 Lux S.A.R.L. 4.594% (1 Month LIBOR USD + 2.50%), 02/01/2024 (a)	1,625,890	1,607,346
MEDIA - BROADCAST - 0.21%
Univision Communications, Inc. 4.844% (1 Month LIBOR USD + 2.75%), 03/15/2024 (a)	1,183,866	1,145,888
MEDIA - CABLE - 0.47%
Atlantic Broadband Finance, LLC 4.469% (1 Month LIBOR USD + 2.375%), 08/09/2024 (a)	850,000	846,039
WideOpenWest Finance, LLC / WideOpenWest Capital Corp. 5.335% (1 Month LIBOR USD + 3.25%), 08/18/2023 (a)	1,804,097	1,727,423
		2,573,462
MEDIA DIVERSIFIED & SERVICES - 0.61%
Ancestry.com Operations, Inc. 5.35% (1 Month LIBOR USD + 3.25%), 10/19/2023 (a)	1,094,800	1,095,347
Meredith Corp. 5.094% (1 Month LIBOR USD + 3.00%), 01/31/2025 (a)	2,200,000	2,202,233
		3,297,580
PACKAGING - 0.46%
Industrial Container Services
5.35% (1 Month LIBOR USD + 3.25%), 04/29/2024 (a)	1,241,440	1,240,665
5.245% (1 Month LIBOR USD + 3.25%), 04/29/2024 (a)(g)	148,986	148,893
Titan Acquisition, Ltd. of Canada 5.094% (1 Month LIBOR USD + 3.00%), 03/28/2025 (a)	1,147,125	1,131,644
		2,521,202
SUPPORT - SERVICES - 2.06%
Asurion, LLC
4.844% (1 Month LIBOR USD + 2.75%), 08/04/2022 (a)	525,033	524,891
4.844% (1 Month LIBOR USD + 2.75%), 11/03/2023 (a)	186,834	186,801
5.077% (1 Month LIBOR USD + 3.00%), 11/30/2024 (a)(h)	1,500,000	1,492,500
Camelot Finance, LP 5.344% (1 Month LIBOR USD + 3.25%), 10/03/2023 (a)	953,122	951,573
Coinmach Services 5.342% (2 Month LIBOR USD + 3.25%), 11/14/2022 (a)	1,568,110	1,564,613
Garda World Security Corp. 5.805% (Prime - 3 Month LIBOR USD + 3.497%), 05/24/2024 (a)	635,924	637,313
Information Resources, Inc. 6.569% (3 Month LIBOR USD + 4.25%), 01/18/2024 (a)	1,185,000	1,186,855
MoneyGram International, Inc. 5.584% (3 Month LIBOR USD + 3.25%), 03/27/2020 (a)	521,374	505,407
Tempo Acquisition, LLC 5.094% (1 Month LIBOR USD + 3.00%), 05/01/2024 (a)	1,683,000	1,678,439
Trans Union, LLC 4.094% (1 Month LIBOR USD + 2.00%), 04/07/2023 (a)	979,859	978,566
West Corp. 5.48% (1 Month LIBOR USD + 3.50%), 10/10/2024 (a)	1,500,000	1,490,467
		11,197,425
TECHNOLOGY - 1.12%
Micro Focus 4.594% (1 Month LIBOR USD + 2.50%), 11/19/2021 (a)	1,645,875	1,642,789
Misys 5.807% (3 Month LIBOR USD + 3.50%), 06/13/2024 (a)	992,500	976,441

Rackspace Hosting, Inc. 5.363% (3 Month LIBOR USD + 3.00%), 11/30/2024 (a)	990,019	979,084
SolarWinds Holdings, Inc. 5.094% (1 Month LIBOR USD + 3.00%), 02/05/2024 (a)	2,487,500	2,489,565
		6,087,879
TOTAL BANK LOANS (Cost $63,301,666)		63,069,570

CONVERTIBLE BONDS - 0.33%

AUTOMOTIVE - 0.33%
Tesla Energy Operations, Inc. 1.625%, 11/01/2019	1,937,000	1,807,180
TOTAL CONVERTIBLE BONDS (Cost $1,818,793)		1,807,180
	Shares
SHORT-TERM INVESTMENTS - 1.40%
Money Market Fund - 1.40%
Fidelity Government Portfolio - Institutional Class, 1.77% (f)	7,584,119	7,584,119
TOTAL SHORT-TERM INVESTMENTS (Cost $7,584,119)		7,584,119
Total Investments (Cost $537,876,862) - 98.35%		534,556,248
Other Assets in Excess of Liabilities - 1.65%		8,974,242
TOTAL NET ASSETS - 100.00%		$543,530,490

Percentages are stated as a percent of net assets.

PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2018.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security.
(d)	The Fund's Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018 the value of these investments was $171,710,185 or 31.59% of net assets.
(e)	Represents a step bond. The rate shown represents the rate as of June 30, 2018.
(f)	Rate shown is the 7-day yield as of June 30, 2018.
(g)	All or a portion of the loan is unfunded.
(h)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
June 30, 2018 the value of these investments was $5,891,713 or 1.08% of net assets.
(i)	All or a portion is posted as collateral for delayed settlement securities.
(j)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(k)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

Note 1 - Summary of Fair Value Measurements at June 30, 2018 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Shenkman Floating Rate High Income Fund and the Shenkman Short Duration High Income Fund's (each a
"Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange
(4:00pm, EST).

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.
To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value. Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that a Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.
These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either
Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' securities as of
June 30, 2018:

Shenkman Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Manufacturing	$889,527	$-	$-	$889,527
Total Common Stocks	889,527	-	-	889,527
Fixed Income
Bank Loan Obligations	-	256,929,180	179,744	257,108,924
Corporate Bonds	-	32,211,874	-	32,211,874
Total Fixed Income	-	289,141,054	179,744	289,320,798
Private Placements
Finance and Insurance	-	-	1,192,242	1,192,242
Utilities	-	-	17,798	17,798
Total Private Placements	-	-	1,210,040	1,210,040
Short-Term Investments	4,513,760	-	-	4,513,760
Total Investments	$5,403,287	$289,141,054	$1,389,784	$295,934,125

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund transferred $43,659 from Level 2 to Level 3 at June 30, 2018 because the security was not being actively priced on the market.
The Fund transferred $1,890,000 out of Level 3 at June 30, 2018 due to the termination of various bridge loan commitments.

Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

	Private Placements	Bank Loans	Total
Balance as of September 30, 2017	$573,378	$2,637,937	$3,211,315
Accrued discounts/premiums	-	3,436	3,436
Purchases	-	5,743	5,743
Sales	-	(228,984)	(228,984)
Realized gain/(loss)	-	(338,227)	(338,227)
Change in unrealized appreciation/(depreciation)	636,662	(53,820)	582,842
Loan terminations	-	(1,890,000)	(1,890,000)
Transfer in at June 30, 2018	-	43,659	43,659
Balance as of June 30, 2018	$1,210,040	$179,744	$1,389,784

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at June 30, 2018	$(497,144)

The Level 3 investments as of June 30, 2018 represented 0.45% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Shenkman Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$63,069,570	$-	$63,069,570
Convertible Bonds	-	1,807,180	-	1,807,180
Corporate Bonds	-	462,095,379	-	462,095,379
Total Fixed Income	-	526,972,129	-	526,972,129
Short-Term Investments	7,584,119	-	-	7,584,119
Total Investments	$7,584,119	$526,972,129	$-	$534,556,248

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund transferred $2,380,000 out of Level 3 at June 30, 2018 due to the termination of a bridge loan commitment.

Short Duration High Income Fund
Level 3 Reconciliation Disclosure

	Bank Loans	Total
Balance as of September 30, 2017	$2,380,000	$2,380,000
Loan terminations	(2,380,000)	(2,380,000)
Balance as of June 30, 2018	$-	$-

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at June 30, 2018	$-

The Level 3 investments as of June 30, 2018 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President/Chief Executive Officer/
Principal Executive Officer

Date                                             August 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive Officer/
                                              Principal Executive Officer

Date                                              August 6, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer/Principal Financial Officer

Date                                             August 6, 2018

* Print the name and title of each signing officer under his or her signature.